Trillium Mutual Funds
Trillium ESG Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 99.1%
Banks: 7.6%
9,575	East West Bancorp, Inc.	$642,866
6,285	Live Oak Bancshares, Inc.	192,321
8,515	Sandy Spring Bancorp, Inc.	300,239
29,880	Umpqua Holdings Corp.	510,649
18,565	Webster Financial Corp.	839,138
		2,485,213
Capital Goods: 13.1%
5,730	AO Smith Corp.	278,363
9,064	Hexcel Corp.	468,790
4,843	Lincoln Electric Holdings, Inc.	608,862
4,070	Middleby Corp. (a)	521,652
7,292	Quanta Services, Inc.	928,929
3,283	Trex Co, Inc. (a)	144,255
11,243	Wabtec Corp.	914,619
4,951	Xylem, Inc.	432,519
		4,297,989
Commercial & Professional Services: 3.6%
4,395	ManpowerGroup, Inc.	284,313
3,224	MSA Safety, Inc.	352,319
4,173	Tetra Tech, Inc.	536,355
		1,172,987
Consumer Durables & Apparel: 5.0%
3,609	Deckers Outdoor Corp. (a)	1,128,209
17,010	Levi Strauss & Co. - Class A	246,135
4,084	Meritage Homes Corp. (a)	286,983
		1,661,327
Consumer Services: 1.1%
6,429	Bright Horizons Family Solutions, Inc. (a)	370,632

Diversified Financials: 4.8%
5,512	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	164,974
4,821	LPL Financial Holdings, Inc.	1,053,292
6,912	Stifel Financial Corp.	358,802
		1,577,068
Food & Staples Retailing: 2.8%
12,721	BJ’s Wholesale Club Holdings, Inc. (a)	926,216

Food, Beverage & Tobacco: 3.4%
4,960	Darling Ingredients, Inc. (a)	328,104
2,310	Freshpet, Inc. (a)	115,708
9,138	Lamb Weston Holdings, Inc.	707,098
		1,150,910
Health Care Equipment & Services: 6.8%
4,647	LHC Group, Inc. (a)	760,528
7,260	Merit Medical Systems, Inc. (a)	410,263
9,186	Omnicell, Inc. (a)	799,457
1,473	Penumbra, Inc. (a)	279,281
		2,249,529
Household & Personal Products: 1.0%
4,654	Church & Dwight Co., Inc.	332,482

Insurance: 4.5%
4,892	Hanover Insurance Group, Inc.	626,861
10,506	Horace Mann Educators Corp.	370,757
3,862	Reinsurance Group America, Inc.	485,878
		1,483,496
Materials: 6.3%
4,055	AptarGroup, Inc.	385,347
6,662	Ingevity Corp. (a)	403,917
10,427	Minerals Technologies, Inc.	515,198
4,366	Sensient Technologies Corp.	302,738
8,451	Sonoco Products Co.	479,425
		2,086,625
Media & Entertainment: 1.4%
15,442	New York Times Co. - Class A	443,958

Pharmaceuticals, Biotechnology & Life Sciences: 2.7%
4,523	Azenta, Inc. (a)	193,856
10,224	NanoString Technologies, Inc. (a)	130,560
11,587	Syneos Health, Inc. (a)	546,327
		870,743
Real Estate: 7.1%
14,489	Acadia Realty Trust - REIT	182,851
4,987	Camden Property Trust - REIT	595,697
3,434	EastGroup Properties, Inc. - REIT	495,664
13,147	Host Hotels & Resorts, Inc. - REIT	208,774
2,887	Jones Lang LaSalle, Inc. (a)	436,139
10,680	LTC Properties, Inc. - REIT	399,966
		2,319,091
Retailing: 5.9%
3,968	Burlington Stores, Inc. (a)	443,980
3,210	Etsy, Inc. (a)	321,417
6,648	LKQ Corp.	313,453
4,631	Tractor Supply Co.	860,810
		1,939,660
Semiconductors & Semiconductor Equipment: 6.9%
19,374	Allegro MicroSystems, Inc. (a)	423,322
4,508	First Solar, Inc. (a)	596,273
1,197	SolarEdge Technologies, Inc. (a)	277,058
9,440	Wolfspeed, Inc. (a)	975,718
		2,272,371
Software & Services: 4.7%
7,216	Blackbaud, Inc. (a)	317,937
4,971	CyberArk Software Ltd. (a)	745,352
2,050	Paylocity Holding Corp. (a)	495,239
		1,558,528
Technology Hardware & Equipment: 4.5%
6,367	IPG Photonics Corp. (a)	537,056
2,201	Rogers Corp. (a)	532,378
7,570	Trimble, Inc. (a)	410,824
		1,480,258
Transportation: 2.4%
4,958	JB Hunt Transport Services, Inc.	775,530

Utilities: 3.5%
7,532	Avista Corp.	279,061
6,429	Essential Utilities, Inc.	266,032
6,934	Ormat Technologies, Inc.	597,710
		1,142,803
TOTAL COMMON STOCKS
(Cost $35,417,463)		32,597,416

SHORT-TERM INVESTMENTS: 0.9%
Money Market Funds: 0.9%
302,703	Invesco - Government & Agency Portfolio - Institutional Class 2.883% (b)	302,703
TOTAL SHORT-TERM INVESTMENTS
(Cost $302,703)		302,703
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $35,720,166)		32,900,119
Liabilities in Excess of Other Assets: 0.0%		(9,130)
TOTAL NET ASSETS: 100.0%		$32,890,989

(a)	Non-income producing security.
(b)	Annualized seven-day effective yield as of September 30, 2022.
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Trillium ESG Small/Mid Cap Fund (the “Fund”).

Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022.

	Level 1	Level 2	Level 3	Total
Common Stocks	$32,597,416	$–	$–	$32,597,416
Short-Term Investments	302,703	-	-	302,703
Total Investments in Securities	$32,900,119	$–	$–	$32,900,119